Net sales - Revenue from contracts with customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Sales of goods [Line Items]
Revenue from sale of gold	$ 298,171	$ 362,122	$ 393,257
Less: Royalty contributions (see Note 2(k))	(12,832)	(21,388)	(30,884)
Revenue from sale of goods	821,930	1,106,329	1,187,206
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of gold	734,526	658,653	670,905
Less: Royalty contributions (see Note 2(k))		(23,000)	(26,000)
Revenue from sale of goods	734,526	658,653	670,905
Minera Yanacocha SRL and subsidiary [Member] | S.M.R.L. Chaupiloma Dos de Cajamarca [Member]
Disclosure of Sales of goods [Line Items]
Less: Royalty contributions (see Note 2(k))	(22,297)	(20,385)	(20,739)
Minera Yanacocha SRL and subsidiary [Member] | America - other than Peru [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of gold		139,989	179,018
Minera Yanacocha SRL and subsidiary [Member] | Switzerland [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of gold	$ 734,526	$ 518,664	$ 491,887